Quarterly Holdings Report
for
Fidelity® Puritan® K6 Fund
May 31, 2022
PUR-K6-NPRT3-0722
1.9893907.102
Common Stocks - 65.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	58,310	2,990,720
Entertainment - 0.3%
Electronic Arts, Inc.	2,152	298,375
Endeavor Group Holdings, Inc. (a)	38,275	869,608
Live Nation Entertainment, Inc. (a)	4,726	449,206
LiveOne, Inc. (a)(b)	176,922	148,614
Netflix, Inc. (a)	5,548	1,095,397
		2,861,200
Interactive Media & Services - 4.7%
Alphabet, Inc. Class C (a)	13,873	31,641,261
Meta Platforms, Inc. Class A (a)	31,829	6,163,368
Snap, Inc. Class A (a)	16,567	233,760
Twitter, Inc. (a)	11,390	451,044
		38,489,433
Media - 0.3%
Charter Communications, Inc. Class A (a)	3,779	1,915,688
Liberty Media Corp. Liberty Formula One Group Series C (a)	2,775	172,855
		2,088,543
TOTAL COMMUNICATION SERVICES		46,429,896
CONSUMER DISCRETIONARY - 5.7%
Automobiles - 0.0%
Ford Motor Co.	26,039	356,214
Hotels, Restaurants & Leisure - 2.6%
Airbnb, Inc. Class A (a)	21,309	2,575,619
Booking Holdings, Inc. (a)	450	1,009,602
Chipotle Mexican Grill, Inc. (a)	143	200,565
Compass Group PLC	128,232	2,874,493
Hilton Worldwide Holdings, Inc.	50,006	7,043,845
Marriott International, Inc. Class A	43,573	7,476,255
Penn National Gaming, Inc. (a)	5,387	172,169
		21,352,548
Household Durables - 0.1%
D.R. Horton, Inc.	2,929	220,114
NVR, Inc. (a)	136	605,284
		825,398
Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. (a)	5,013	12,052,204
Rent the Runway, Inc. Class A (b)	44,455	192,490
Revolve Group, Inc. (a)	2,902	85,261
		12,329,955
Multiline Retail - 0.5%
Dollar General Corp.	17,060	3,759,000
Target Corp.	2,098	339,624
		4,098,624
Specialty Retail - 0.5%
Aritzia, Inc. (a)	3,818	111,444
Industria de Diseno Textil SA	36,344	876,065
Lowe's Companies, Inc.	12,297	2,401,604
TJX Companies, Inc.	17,333	1,101,859
		4,490,972
Textiles, Apparel & Luxury Goods - 0.5%
Brunello Cucinelli SpA	35,475	1,775,485
LVMH Moet Hennessy Louis Vuitton SE	1,504	971,022
Moncler SpA	3,807	182,689
NIKE, Inc. Class B	6,459	767,652
On Holding AG	445	9,189
		3,706,037
TOTAL CONSUMER DISCRETIONARY		47,159,748
CONSUMER STAPLES - 4.1%
Beverages - 2.6%
Constellation Brands, Inc. Class A (sub. vtg.)	3,189	782,804
Diageo PLC	110,632	5,140,104
Monster Beverage Corp. (a)	40,038	3,568,187
The Coca-Cola Co.	188,482	11,945,989
		21,437,084
Household Products - 0.4%
Kimberly-Clark Corp.	14,719	1,957,921
The Clorox Co.	6,290	914,314
		2,872,235
Personal Products - 0.0%
L'Oreal SA (a)	182	64,285
Tobacco - 1.1%
Altria Group, Inc.	91,845	4,967,896
Philip Morris International, Inc.	40,391	4,291,544
Swedish Match Co. AB	15,700	162,269
		9,421,709
TOTAL CONSUMER STAPLES		33,795,313
ENERGY - 8.7%
Energy Equipment & Services - 2.2%
Baker Hughes Co. Class A	173,153	6,230,045
Halliburton Co.	150,183	6,082,412
NOV, Inc.	31,285	625,700
Schlumberger Ltd.	101,439	4,662,136
TechnipFMC PLC (a)	43,845	361,283
		17,961,576
Oil, Gas & Consumable Fuels - 6.5%
Antero Resources Corp. (a)	58,346	2,501,876
Canadian Natural Resources Ltd.	106,765	7,065,896
Cheniere Energy, Inc.	3,821	522,598
Chevron Corp.	7,401	1,292,659
Denbury, Inc. (a)	5,000	365,700
Devon Energy Corp.	17,865	1,338,089
EOG Resources, Inc.	50,993	6,984,001
EQT Corp.	54,793	2,614,722
Exxon Mobil Corp.	118,942	11,418,432
Hess Corp.	76,356	9,397,133
Neste OYJ	5,900	270,523
Peabody Energy Corp. (a)	4,891	115,477
Pioneer Natural Resources Co.	19,461	5,408,990
Range Resources Corp. (a)	60,691	2,060,459
Valero Energy Corp.	15,103	1,957,349
		53,313,904
TOTAL ENERGY		71,275,480
FINANCIALS - 5.1%
Banks - 1.6%
Bank of America Corp.	174,503	6,491,512
Huntington Bancshares, Inc.	17,547	243,552
M&T Bank Corp.	539	97,004
Wells Fargo & Co.	136,371	6,241,701
		13,073,769
Capital Markets - 1.1%
BlackRock, Inc. Class A	631	422,189
Charles Schwab Corp.	18,966	1,329,517
Intercontinental Exchange, Inc.	42,485	4,350,039
Morgan Stanley	8,068	694,978
Morningstar, Inc.	2,616	672,390
Raymond James Financial, Inc.	13,381	1,317,895
		8,787,008
Consumer Finance - 0.4%
American Express Co.	18,722	3,160,648
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. Class B (a)	8,234	2,601,779
Insurance - 1.7%
American Financial Group, Inc.	10,627	1,501,595
Arthur J. Gallagher & Co.	22,207	3,596,202
Chubb Ltd.	3,521	743,952
Hartford Financial Services Group, Inc.	12,529	908,478
Marsh & McLennan Companies, Inc.	1,327	212,254
Progressive Corp.	1,077	128,572
The Travelers Companies, Inc.	38,013	6,805,848
		13,896,901
TOTAL FINANCIALS		41,520,105
HEALTH CARE - 11.1%
Biotechnology - 2.0%
Argenx SE ADR (a)	3,085	954,191
Intellia Therapeutics, Inc. (a)	5,560	256,538
Legend Biotech Corp. ADR (a)	11,734	496,231
Nuvalent, Inc. Class A (a)	3,180	28,175
Regeneron Pharmaceuticals, Inc. (a)	10,244	6,809,597
Seagen, Inc. (a)	856	116,142
Vertex Pharmaceuticals, Inc. (a)	28,439	7,640,137
		16,301,011
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp. (a)	58,485	2,398,470
Figs, Inc. Class A (a)	34,122	303,686
Stryker Corp.	10,173	2,385,569
		5,087,725
Health Care Providers & Services - 4.3%
agilon health, Inc. (a)	14,353	274,142
Cardinal Health, Inc.	20,178	1,136,425
Centene Corp. (a)	79,975	6,513,164
Cigna Corp.	3,234	867,650
Guardant Health, Inc. (a)	3,083	126,341
Humana, Inc.	5,695	2,586,840
Oak Street Health, Inc. (a)	21,914	413,736
UnitedHealth Group, Inc.	47,684	23,688,458
		35,606,756
Health Care Technology - 0.0%
Inspire Medical Systems, Inc. (a)	866	153,135
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	4,756	606,675
Danaher Corp.	8,558	2,257,772
Thermo Fisher Scientific, Inc.	8,930	5,068,400
		7,932,847
Pharmaceuticals - 3.2%
AstraZeneca PLC sponsored ADR	51,374	3,415,344
Bristol-Myers Squibb Co.	14,054	1,060,374
Eli Lilly & Co.	38,077	11,934,855
Merck & Co., Inc.	30,291	2,787,681
Pfizer, Inc.	53,071	2,814,886
Zoetis, Inc. Class A	23,546	4,024,718
		26,037,858
TOTAL HEALTH CARE		91,119,332
INDUSTRIALS - 4.8%
Aerospace & Defense - 1.9%
Airbus Group NV	9,076	1,063,669
Howmet Aerospace, Inc.	18,880	675,338
Lockheed Martin Corp.	13,337	5,869,747
Northrop Grumman Corp.	14,796	6,924,084
The Boeing Co. (a)	6,111	802,985
		15,335,823
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	4,384	798,984
Airlines - 0.1%
Copa Holdings SA Class A (a)	1,923	135,956
Delta Air Lines, Inc. (a)	16,977	707,771
Southwest Airlines Co. (a)	4,066	186,467
		1,030,194
Building Products - 0.3%
Trane Technologies PLC	15,590	2,152,355
Construction & Engineering - 0.5%
Fluor Corp. (a)	52,141	1,471,940
Quanta Services, Inc.	25,996	3,093,524
		4,565,464
Electrical Equipment - 0.2%
Acuity Brands, Inc.	7,444	1,302,849
Fluence Energy, Inc. (b)	4,583	44,913
		1,347,762
Machinery - 1.2%
Caterpillar, Inc.	20,780	4,485,363
Deere & Co.	13,550	4,847,919
Otis Worldwide Corp.	9,636	716,918
		10,050,200
Road & Rail - 0.5%
Canadian Pacific Railway Ltd.	20,929	1,495,168
Uber Technologies, Inc. (a)	62,263	1,444,502
Union Pacific Corp.	6,445	1,416,482
		4,356,152
TOTAL INDUSTRIALS		39,636,934
INFORMATION TECHNOLOGY - 14.0%
IT Services - 3.5%
Accenture PLC Class A	24,206	7,224,523
MasterCard, Inc. Class A	40,805	14,602,885
Twilio, Inc. Class A (a)	9,156	962,937
Visa, Inc. Class A	28,585	6,064,879
		28,855,224
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	10,894	1,109,663
GlobalFoundries, Inc.	17,903	1,068,630
Lam Research Corp.	1,378	716,601
Marvell Technology, Inc.	196,786	11,639,892
NVIDIA Corp.	20,514	3,830,374
onsemi (a)	3,701	224,577
Teradyne, Inc.	5,356	585,197
		19,174,934
Software - 4.9%
Adobe, Inc. (a)	3,752	1,562,633
Confluent, Inc.	4,354	92,000
Dynatrace, Inc. (a)	11,082	417,459
Intuit, Inc.	6,671	2,764,863
Microsoft Corp.	121,941	33,152,099
Salesforce.com, Inc. (a)	12,376	1,983,130
Tenable Holdings, Inc. (a)	8,559	430,518
Zoom Video Communications, Inc. Class A (a)	15	1,612
		40,404,314
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	179,536	26,722,138
TOTAL INFORMATION TECHNOLOGY		115,156,610
MATERIALS - 3.4%
Chemicals - 1.1%
Albemarle Corp. U.S.	1,970	513,027
CF Industries Holdings, Inc.	19,909	1,966,412
Corteva, Inc.	3,505	219,483
DuPont de Nemours, Inc.	3,459	234,693
Nutrien Ltd.	13,517	1,313,717
Sherwin-Williams Co.	5,260	1,409,890
The Mosaic Co.	50,406	3,157,936
		8,815,158
Metals & Mining - 2.3%
Alcoa Corp.	13,941	860,439
Barrick Gold Corp.	89,545	1,834,777
First Quantum Minerals Ltd.	42,333	1,225,627
Franco-Nevada Corp.	1,620	229,171
Freeport-McMoRan, Inc.	139,426	5,448,768
Glencore Xstrata PLC	152,700	1,007,146
Newmont Corp.	115,901	7,863,883
Nucor Corp.	7,557	1,001,000
		19,470,811
TOTAL MATERIALS		28,285,969
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	3,848	985,588
Equity Residential (SBI)	3,673	282,197
Lamar Advertising Co. Class A	11,333	1,110,067
Prologis (REIT), Inc.	6,870	875,788
SL Green Realty Corp.	25,021	1,545,547
		4,799,187
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. (a)	2,316	456,993
WeWork, Inc. (a)	72,696	529,954
		986,947
TOTAL REAL ESTATE		5,786,134
UTILITIES - 1.8%
Electric Utilities - 1.6%
Entergy Corp.	19,051	2,292,216
Exelon Corp.	67	3,293
NextEra Energy, Inc.	45,589	3,450,631
PG&E Corp. (a)	8,645	105,469
Southern Co.	91,396	6,915,021
		12,766,630
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP	3,068	219,822
Vistra Corp.	54,046	1,425,193
		1,645,015
TOTAL UTILITIES		14,411,645
TOTAL COMMON STOCKS (Cost $461,251,529)		534,577,166

Fixed-Income Funds - 33.1%
	Shares	Value ($)
Fidelity High Income Central Fund (c)	425,569	45,382,703
Fidelity Investment Grade Bond Central Fund (c)	2,193,706	226,017,514
TOTAL FIXED-INCOME FUNDS (Cost $295,597,102)		271,400,217

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (d)	14,722,170	14,725,115
Fidelity Securities Lending Cash Central Fund 0.82% (d)(e)	237,301	237,325
TOTAL MONEY MARKET FUNDS (Cost $14,962,440)		14,962,440

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $771,811,071)	820,939,823
NET OTHER ASSETS (LIABILITIES) - 0.0%	141,952
NET ASSETS - 100.0%	821,081,775

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	8,362,705	125,514,393	119,151,983	18,315	-	-	14,725,115	0.0%
Fidelity High Income Central Fund	35,477,867	16,103,145	2,649,575	1,635,790	(124,199)	(3,424,535)	45,382,703	2.4%
Fidelity Investment Grade Bond Central Fund	151,852,605	97,832,151	-	3,353,822	-	(23,667,242)	226,017,514	0.7%
Fidelity Securities Lending Cash Central Fund 0.82%	1,344,000	34,391,328	35,498,003	5,223	-	-	237,325	0.0%
Total	197,037,177	273,841,017	157,299,561	5,013,150	(124,199)	(27,091,777)	286,362,657

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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